As filed with the Securities and Exchange Commission on November 23, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 95.9%
Capital Goods: 6.0%
12,200	Illinois Tool Works, Inc.	$1,462,048
10,500	Rockwell Automation, Inc.	1,284,570
		2,746,618
Consumer Durables & Apparel: 1.6%
11,000	Under Armour, Inc. - Class A *	425,480
9,769	Under Armour, Inc. - Class C *	330,779
		756,259
Consumer Services: 4.5%
8,700	McDonald’s Corp.	1,003,632
20,000	Starbucks Corp.	1,082,800
		2,086,432
Diversified Financials: 7.3%
6,900	CME Group, Inc.	721,188
4,400	Intercontinental Exchange, Inc.	1,185,184
11,300	S&P Global, Inc.	1,430,128
		3,336,500
Energy: 2.6%
15,200	Schlumberger Ltd.	1,195,328
Food & Staples Retailing: 2.3%
7,000	Costco Wholesale Corp.	1,067,570
Food, Beverage & Tobacco: 2.6%
11,000	PepsiCo, Inc.	1,196,470
Health Care Equipment & Services: 4.6%
8,500	Stryker Corp.	989,485
8,000	UnitedHealth Group, Inc.	1,120,000
		2,109,485
Household & Personal Products: 7.2%
9,000	The Clorox Co.	1,126,620
15,300	Colgate-Palmolive Co.	1,134,342
11,800	Estée Lauder Companies, Inc. - Class A	1,045,008
		3,305,970
Materials: 5.0%
9,300	Ecolab, Inc.	1,131,996
11,300	PPG Industries, Inc.	1,167,968
		2,299,964
Media: 2.4%
11,750	The Walt Disney Co.	1,091,105
Pharmaceuticals, Biotechnology & Life Sciences: 9.5%
14,000	Bristol-Myers Squibb Co.	754,880
10,000	Celgene Corp. *	1,045,300
19,900	Merck & Co., Inc.	1,241,959
8,200	Thermo Fisher Scientific, Inc.	1,304,292
		4,346,431

Retailing: 5.2%
9,700	The Home Depot, Inc.	1,248,196
15,100	The TJX Companies, Inc.	1,129,178
		2,377,374
Semiconductors & Semiconductor Equipment: 2.6%
18,600	Analog Devices, Inc.	1,198,770
Software & Services: 24.4%
10,800	Accenture PLC	1,319,436
13,200	Adobe Systems, Inc. *	1,432,728
14,200	Akamai Technologies, Inc. *	752,458
975	Alphabet, Inc. - Class A *	783,959
777	Alphabet, Inc. - Class C *	603,954
12,700	Automatic Data Processing, Inc.	1,120,140
15,300	Electronic Arts, Inc. *	1,306,620
10,300	Facebook, Inc. *	1,321,181
28,500	PayPal Holdings, Inc. *	1,167,645
17,000	Visa, Inc.	1,405,900
		11,214,021
Technology Hardware & Equipment: 3.2%
13,000	Apple, Inc.	1,469,650
Transportation: 4.9%
17,500	Canadian National Railway Co.	1,144,500
13,350	J.B. Hunt Transport Services, Inc.	1,083,219
		2,227,719
TOTAL COMMON STOCKS
(Cost $34,247,264)		44,025,666
EQUITY REAL ESTATE INVESTMENT TRUSTS: 2.5%
12,400	Crown Castle International Corp.	1,168,204
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS
(Cost $1,169,123)		1,168,204
SHORT-TERM INVESTMENTS: 1.8%
Money Market Fund: 1.8%
814,168	Invesco Short-Term Prime Portfolio - Institutional Class, 0.230% (1)	814,168
TOTAL SHORT-TERM INVESTMENTS
(Cost $814,168)		814,168
TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $36,230,555)		46,008,038
Liabilities in Excess of Other Assets: (0.2)%		(100,493)
TOTAL NET ASSETS: 100.0%		$45,907,545

*	Non-income producing security
(1)	Seven-day yield as of September 30, 2016

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Cost of investments	$36,230,555

Gross unrealized appreciation	10,466,154
Gross unrealized depreciation	(688,671)
Net unrealized appreciation	$9,777,483

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$44,025,666	$-	$-	$44,025,666
Equity Real Estate Investment Trusts	1,168,204			1,168,204
Short-Term Investments	814,168	-	-	814,168
Total Investments	$46,008,038	$-	$-	$46,008,038

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 92.1%
Automobiles & Components: 2.5%
205,000	Dorman Products, Inc. *	$13,099,500
Banks: 2.5%
110,000	Signature Bank *	13,029,500
Capital Goods: 14.6%
50,000	Acuity Brands, Inc.	13,230,000
265,000	B/E Aerospace, Inc.	13,689,900
80,000	Lennox International Inc.	12,562,400
390,000	Masco Corp.	13,380,900
95,000	The Middleby Corp. *	11,743,900
85,000	Snap-on, Inc.	12,916,600
		77,523,700
Commercial & Professional Services: 7.4%
115,000	Cintas Corp.	12,949,000
100,000	Equifax Inc.	13,458,000
350,000	Robert Half International Inc.	13,251,000
		39,658,000
Consumer Durables & Apparel: 5.6%
120,000	Carter’s, Inc.	10,405,200
300,000	G-III Apparel Group, Ltd. *	8,745,000
125,000	Helen Of Troy Ltd. *	10,771,250
		29,921,450
Consumer Services: 2.0%
270,000	Texas Roadhouse, Inc.	10,538,100
Diversified Financials: 4.7%
75,000	FactSet Research Systems Inc.	12,157,500
225,000	Raymond James Financial, Inc.	13,097,250
		25,254,750
Energy: 2.5%
120,000	Core Laboratories N.V.	13,479,600
Food, Beverage & Tobacco: 1.5%
225,000	The Hain Celestial Group, Inc. *	8,005,500
Health Care Equipment & Services: 9.7%
70,000	The Cooper Companies, Inc.	12,548,200
80,000	Henry Schein Inc. *	13,038,400
195,000	ResMed Inc.	12,634,050
190,000	VCA Inc. *	13,296,200
		51,516,850
Household & Personal Products: 2.5%
275,000	Church & Dwight Co., Inc.	13,178,000
Materials: 2.6%
95,000	International Flavors & Fragrances Inc.	13,582,150
Media: 2.5%
210,000	Scripps Networks Interactive, Inc. - Class A	13,332,900
Pharmaceuticals, Biotechnology & Life Sciences: 6.9%
275,000	Cambrex Corp. *	12,226,500
30,000	Mettler-Toledo International Inc. *	12,594,900
175,000	PAREXEL International Corp. *	12,153,750
		36,975,150

Retailing: 2.5%
200,000	Foot Locker, Inc.	13,544,000
Semiconductors & Semiconductor Equipment: 2.5%
165,000	Monolithic Power Systems, Inc.	13,282,500
Software & Services: 9.6%
550,000	Genpact Ltd *	13,172,500
140,000	Jack Henry & Associates, Inc.	11,977,000
220,000	Manhattan Associates, Inc. *	12,676,400
225,000	Synopsys, Inc. *	13,353,750
		51,179,650
Technology Hardware & Equipment: 7.5%
250,000	Cognex Corp.	13,215,000
110,000	F5 Networks, Inc. *	13,710,400
160,000	IPG Photonics Corp. *	13,176,000
		40,101,400
Transportation: 2.5%
165,000	J.B. Hunt Transport Services, Inc.	13,388,100
TOTAL COMMON STOCKS
(Cost $445,036,962)		490,590,800
EQUITY REAL ESTATE INVESTMENT TRUSTS: 2.3%
145,000	Camden Property Trust	12,142,300
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS
(Cost $10,919,742)		12,142,300
SHORT-TERM INVESTMENTS: 7.6%
Money Market Fund: 7.6%
40,755,630	Invesco Short-Term Prime Portfolio - Institutional Class, 0.230% (1)	40,755,630
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,755,630)		40,755,630
TOTAL INVESTMENTS IN SECURITIES: 102.0%
(Cost $496,712,334)		543,488,730
Liabilities in Excess of Other Assets: (2.0)%		(10,844,518)
TOTAL NET ASSETS: 100.0%		$532,644,212

*	Non-income producing security
(1)	Seven-day yield as of September 30, 2016

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Cost of investments	$496,712,334

Gross unrealized appreciation	67,125,373
Gross unrealized depreciation	(20,348,977)
Net unrealized appreciation	$46,776,396

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$490,590,800	$-	$-	$490,590,800
Equity Real Estate Investment Trusts	12,142,300	-	-	12,142,300
Short-Term Investments	40,755,630	-	-	40,755,630
Total Investments	$543,488,730	$-	$-	$543,488,730

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at September 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 88.6%
Automobiles & Components: 4.0%
30,100	Volkswagen AG - ADR	$870,191
Banks: 3.9%
54,500	People’s United Financial, Inc.	862,190
Capital Goods: 11.9%
8,400	Carlisle Companies, Inc.	861,588
28,500	General Electric Co.	844,170
11,300	United Rentals, Inc. *	886,937
		2,592,695
Consumer Services: 8.7%
14,800	Darden Restaurants, Inc.	907,536
18,500	Six Flags Entertainment Corp.	991,785
		1,899,321
Energy: 4.1%
17,650	Baker Hughes, Inc.	890,795
Health Care Equipment & Services: 13.0%
7,400	ABIOMED, Inc. *	951,492
20,900	Surgical Care Affiliates, Inc. *	1,019,084
5,100	Teleflex, Inc.	857,055
		2,827,631
Media: 8.5%
31,600	Starz *	985,604
36,300	Twenty-First Century Fox, Inc.	879,186
		1,864,790
Pharmaceuticals, Biotechnology & Life Sciences: 4.3%
18,000	Zoetis, Inc.	936,180
Retailing: 4.1%
97,800	J.C. Penney Co., Inc. *	901,716
Semiconductors & Semiconductor Equipment: 4.8%
15,200	NVIDIA Corp.	1,041,504
Software & Services: 12.0%
30,700	Booz Allen Hamilton Holding Corp.	970,427
16,400	CyberArk Software Ltd. *	812,948
23,000	InterXion Holding N.V. *	833,060
		2,616,435
Technology Hardware & Equipment: 5.3%
7,250	Palo Alto Networks, Inc. *	1,155,143
Transportation: 4.0%
5,700	Canadian Pacific Railway Ltd.	870,390
TOTAL COMMON STOCKS
(Cost $16,808,931)		19,328,981
EQUITY REAL ESTATE INVESTMENT TRUSTS: 8.1%
8,100	American Tower Corp.	917,973
2,350	Equinix, Inc.	846,588
		1,764,561
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS
(Cost $1,160,725)		1,764,561

SHORT-TERM INVESTMENTS: 3.3%
Money Market Fund: 3.3%
709,624	Invesco Short-Term Prime Portfolio - Institutional Class, 0.230% (1)	709,624
TOTAL SHORT-TERM INVESTMENTS
(Cost $709,624)		709,624
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $18,679,280)		21,803,166
Other Assets in Excess of Liabilities: 0.0%		9,345
TOTAL NET ASSETS: 100.0%		$21,812,511

ADR	American Depositary Receipt
*	Non-income producing security
(1)	Seven-day yield as of September 30, 2016

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows+:

Cost of investments	$18,679,280

Gross unrealized appreciation	3,760,226
Gross unrealized depreciation	(636,340)
Net unrealized appreciation	$3,123,886

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Congress All Cap Opportunity Fund
Summary of Fair Value Exposure at September 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$19,328,981	$-	$-	$19,328,981
Equity Real Estate Investment Trusts	1,764,561	-	-	1,764,561
Short-Term Investments	709,624	-	-	709,624
Total Investments	$21,803,166	$-	$-	$21,803,166

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date  November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date  November 21, 2016

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date  November 22, 2016

* Print the name and title of each signing officer under his or her signature.